Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2019
Convertible redeemable preferred shares
Schedule of movement of the equity

RMB’000
For the year ended 31 December 2017
At 1 January 2017	164,403
Change in fair value	85,461
At 31 December 2017	249,864
Fair value change for the year included in statement of comprehensive income for liabilities held at the year end	85,461
For the year ended 31 December 2018
At 1 January 2018	249,864
Change in fair value	226,248
At 31 December 2018	476,112
Fair value change for the year included in statement of comprehensive income for liabilities held at the year end	226,248
For the year ended 31 December 2019
At 1 January 2019	476,112
Change in fair value	(136,656)
Converted into ordinary share upon initial public offering	(339,456)
At 31 December 2019	—
Fair value change for the year included in statement of comprehensive income for liabilities held at the year end	(136,656)